Offerings	Jul. 24, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value $0.001 per share
Maximum Aggregate Offering Price	$ 11,500,000.00
Amount of Registration Fee	$ 1,759.50
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value $0.001 per share
Maximum Aggregate Offering Price	$ 5,000,000.00
Amount of Registration Fee	$ 765.00
Offering: 3
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Underwriters Warrants
Maximum Aggregate Offering Price	$ 0.00
Amount of Registration Fee	$ 0.00
Offering Note	We have also agreed to issue to the Representative and its affiliates or employees warrants to purchase a number of common stock equal to 10% of the total number of shares of common stock sold in this offering, including any shares issued upon exercise of the underwriters' over-allotment option. The Representative's Warrants will have an exercise price per share equal to 125% of the public offering price per share in this offering and may be exercised on a cashless basis.
Offering: 4
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary shares underlying underwriter's warrants
Maximum Aggregate Offering Price	$ 812,187.50
Amount of Registration Fee	$ 124.26
Offering: 5
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value $0.001 per share
Maximum Aggregate Offering Price	$ 21,562,500.00
Amount of Registration Fee	$ 3,301.22
Offering: 6
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value $0.001 per share
Maximum Aggregate Offering Price	$ 6,718,725.00
Amount of Registration Fee	$ 1,028.64
Offering: 7
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Underwriters Warrants
Maximum Aggregate Offering Price	$ 0.00
Amount of Registration Fee	$ 0.00
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee in accordance with Rules 457(o) under the Securities Act of 1933, as amended. Includes the shares that the underwriters have the option to purchase to cover over-allotments, if any.
Offering: 8
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary shares underlying underwriter's warrants
Maximum Aggregate Offering Price	$ 1,522,851.56
Amount of Registration Fee	$ 233.15